Short-term borrowings (Details) £ in Thousands, $ in Thousands						12 Months Ended
	Dec. 27, 2016 USD ($)	Aug. 29, 2016 USD ($)	Feb. 20, 2014 USD ($)	Nov. 12, 2013 USD ($)	Oct. 25, 2012 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 GBP (£)	Nov. 25, 2016 USD ($)	Nov. 19, 2016 GBP (£)	Nov. 18, 2016 GBP (£)	Mar. 31, 2016 USD ($)	Nov. 20, 2013 USD ($)
Short-term borrowings
Outstanding amount						$ 633					$ 460
TD Bank N. A. | Credit facility agreement | Insys Group Inc.
Short-term borrowings
Maximum borrowings capacity		$ 8,000
Outstanding amount						0
TD Bank N. A. | Credit facility agreement | Insys Group Inc. | LIBOR
Short-term borrowings
Margin on variable rate basis (as a percent)		2.00%
Royal Bank of Scotland | Invoice discounting agreement | Excelian Ltd
Short-term borrowings
Maximum borrowings capacity | £									£ 1,000	£ 3,000
Outstanding amount | £							£ 0
Interest rate (as a percent)									1.90%
Amsterdam Trade Bank N.V. | Credit facility agreement | Luxoft USA Inc.
Short-term borrowings
Maximum borrowings capacity	$ 18,000
Outstanding amount						0
Amsterdam Trade Bank N.V. | Credit facility agreement | Luxoft USA Inc. | LIBOR
Short-term borrowings
Margin on variable rate basis (as a percent)	3.00%
Amsterdam Trade Bank N.V. | Credit facility agreement | Luxoft Global Operations GmbH
Short-term borrowings
Maximum borrowings capacity	$ 18,000
Outstanding amount						0
Amsterdam Trade Bank N.V. | Credit facility agreement | Luxoft Global Operations GmbH | LIBOR
Short-term borrowings
Margin on variable rate basis (as a percent)	3.00%
Amsterdam Trade Bank N.V. | Overdraft facility agreement | Luxoft International
Short-term borrowings
Maximum borrowings capacity	$ 2,000
Outstanding amount						0
Amsterdam Trade Bank N.V. | Overdraft facility agreement | Luxoft International | One-month LIBOR
Short-term borrowings
Margin on variable rate basis (as a percent)	3.75%
Citibank, N.A. | Credit facility agreement | Luxoft USA Inc.
Short-term borrowings
Maximum borrowings capacity			$ 5,500
Outstanding amount						0					0
Citibank, N.A. | Credit facility agreement | Luxoft USA Inc. | LIBOR
Short-term borrowings
Margin on variable rate basis (as a percent)			1.25%
Citibank Europe PLC | Uncommitted Pre and Post-Shipment Advances Facility Agreement | Luxoft UK Ltd., Luxoft Eastern Europe Ltd. and Luxoft GMBH
Short-term borrowings
Maximum borrowings capacity								$ 17,400				$ 5,000
Outstanding amount						$ 0					0
Period until which the agreement remains in full effect after receipt of written notice of termination						30 days
Citibank Europe PLC | Pre-Shipment Advance Facility | Luxoft UK Ltd., Luxoft Eastern Europe Ltd. and Luxoft GMBH | LIBOR
Short-term borrowings
Margin on variable rate basis (as a percent)						2.00%
Citibank Europe PLC | Post-Shipment Advance Facility | Luxoft UK Ltd., Luxoft Eastern Europe Ltd. and Luxoft GMBH | LIBOR
Short-term borrowings
Margin on variable rate basis (as a percent)						1.25%
BNP Paribas Dublin Branch | Uncommitted receivables purchase agreement
Short-term borrowings
Maximum borrowings capacity						$ 30,000
Outstanding amount						$ 0					0
BNP Paribas Dublin Branch | Uncommitted receivables purchase agreement | LIBOR
Short-term borrowings
Margin on variable rate basis (as a percent)						3.00%
BNP Paribas Dublin Branch | Uncommitted receivables purchase agreement | Minimum
Short-term borrowings
Purchase term						30 days
BNP Paribas Dublin Branch | Uncommitted receivables purchase agreement | Maximum
Short-term borrowings
Purchase term						60 days
ZAO Citibank | Overdraft facility agreement | Luxoft Professional Romania S.R.L.
Short-term borrowings
Maximum borrowings capacity				$ 900
Outstanding amount						$ 0					0
ZAO Citibank | Overdraft facility agreement | Luxoft Professional Romania S.R.L. | One-month LIBOR
Short-term borrowings
Margin on variable rate basis (as a percent)				2.00%
ZAO Citibank | Overdraft facility agreement | Luxoft Professional LLC
Short-term borrowings
Maximum borrowings capacity					$ 3,000
Outstanding amount						$ 0					$ 0
ZAO Citibank | Overdraft facility agreement | Luxoft Professional LLC | One-month LIBOR
Short-term borrowings
Margin on variable rate basis (as a percent)					2.25%